Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Payable [Abstract]
Notes Payable

NOTE 8 – Notes Payable

Notes payable consist of the following:

	March 31, 2017	December 31, 2016
2016 Secured Notes	375,152	396,562
2016 5% Related Party Unsecured Notes	1,000,000	1,000,000
2016 8% Related Party Unsecured Notes, net of unamortized debt discount of $265,010 and $351,744, respectively	1,544,990	1,458,256
2016 WEBA Seller Notes	2,650,000	2,650,000
Total notes payable	5,570,142	5,504,818
Less current portion	(2,629,490)	(2,541,178)
Long-term portion of notes payable	$2,940,652	$2,963,640

2016 Secured Notes

In January 2016, Acquisition Sub #5 entered into a secured promissory note with Ascentium Capital. In April 2016, Acquisition Sub #5 and separately, the Company, entered into secured promissory notes with Ascentium Capital. In July 2016, Acquisition Sub #3 entered into a secured promissory note with PACCAR Financial. In September 2016, Acquisition Sub #2 entered into a secured promissory note with PACCAR Financial. In November 2016, Acquisition Sub #5 and separately, Acquisition Sub #3 entered into secured promissory notes with MHC Financial Services, Inc. (collectively, the “2016 Secured Notes”). The key terms of the 2016 Secured Notes include: (i) an aggregate principal balance of $437,000, (ii) interest rates ranging from 5.8% to 9.0%, and (iii) terms of 4-5 years. The 2016 Secured Notes are collateralized by vehicles and equipment.

2016 Related Party Unsecured Notes

5% Notes Issuance

On December 27, 2016, the Company entered into a subscription agreement (the “5% Notes Subscription Agreement”) by and between the Company and various funds managed by Wynnefield Capital. Pursuant to the 5% Notes Subscription Agreement, the Company offered and issued $1,000,000 in principal amount of 5% Senior Unsecured Promissory Notes (the “5% Notes”). The Company received $1,000,000 in gross proceeds from the offering. The 5% Notes will mature on May 31, 2017 (the “5% Note Maturity Date”). The 5% Notes bear interest at a rate of 5% per annum due on the 5% Note Maturity Date or as otherwise specified by the 5% Notes. The 5% Notes contain standard events of default, including: (i) failure to repay the 5% Note when it is due at maturity; (ii) failure to pay any interest payment when due; (iii) failure to deliver financial statements on time; and (iv) other standard events of default. If the 5% Notes are not repaid at the 5% Note Maturity Date, then the default rate becomes 12% per annum and the balance of the 5% Notes outstanding must be paid in four equal installments during the succeeding four months. On April 17, 2017, the Company repaid the 5% Notes in full (see Note 11).

8% Notes Issuance

On December 27, 2016, the Company entered into subscription agreements (the “8% Notes Subscription Agreements”) by and between the Company and certain accredited investors. Pursuant to the 8% Notes Subscription Agreements, the Company offered and issued: (i) $1,810,000 in principal amount of 8% Senior Unsecured Promissory Notes (the “8% Notes”); and (ii) warrants (the “Warrants”) to purchase up to 5,656,250 shares of common stock of the Company (the “Common Stock”). The Company received $1,810,000 in gross proceeds from the offering of which $1,760,000 was received in 2016 and $50,000 was accrued as an other current asset at December 31, 2016 and received in 2017. The 8% Notes will mature on December 27, 2017 (the “8% Note Maturity Date”). The 8% Notes bear interest at a rate of 8% per annum due on the 8% Note Maturity Date or as otherwise specified by the 8% Note. The 8% Notes contain standard events of default, including: (i) failure to repay the 8% Note when it is due at maturity; (ii) failure to pay any interest payment when due; (iii) failure to deliver financial statements on time; and (iv) other standard events of default. The Company also incurred $26,872 of issuance costs, which were recorded as a debt discount and will be amortized as interest expense through the 8% Note Maturity Date. The Warrants are exercisable for an aggregate of 5,656,250 shares of Common Stock, beginning on December 27, 2016, and will be exercisable for a period of three years. The exercise price with respect to the warrants is $0.08 per share. The exercise price and the amount of shares of common stock issuable upon exercise of the warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other similar issuances.

The Company allocated the proceeds received to the 8% Notes and the warrants on a relative fair value basis at the time of issuance. The total debt discount is being amortized over the life of the 8% Notes to interest expense. Amortization expense during the three months ended March 31, 2017 was $86,734.

WEBA Seller Notes

In connection with the WEBA acquisition (see Note 4) the Company issued $2.65 million in 8% promissory notes (“Seller Notes”). The Seller Notes mature on December 27, 2021. The Seller Notes bear interest at a rate of 8% per annum payable on a quarterly basis in arrears. The Seller Notes contain standard default provisions, including: (i) failure to repay the Seller Note when it is due at maturity; (ii) failure to pay any interest payment when due; (iii) failure to deliver financial statements on time; and (iv) other standard events of default.

NOTE 8 – Notes Payable

Notes payable consist of the following:

	December 31, 2016	December 31, 2015
2013 Secured Note	$-	$2,972
Manzo Note	-	115,000
2016 Secured Notes	396,562	-
2016 5% Related Party Unsecured Notes	1,000,000	-
2016 8% Related Party Unsecured Notes, net of debt discount of $351,744	1,458,256	-
2016 WEBA Seller Notes	2,650,000	-
Total notes payable	5,504,818	117,972
Less current portion	(2,541,178)	(117,972)
Long-term portion of notes payable	$2,963,640	$-

2013 Secured Note

In May 2013, Acquisition Sub #1 entered into a secured promissory note with Security State Bank of Marine in Minnesota (the “2013 Secured Note”). The key terms of the 2013 Secured Note included: (i) a principal balance of $20,000, (ii) an interest rate of 6.0%, and (iii) a term of three years with a maturity date of May 2, 2016. The 2013 Secured Note was collateralized by a vehicle. Under the terms of the agreement, the note matured in May 2016 and was paid in full.

Manzo Note

In May 2014, Acquisition Sub #4 entered into a promissory note with Rose Manzo, a private individual (the “Manzo Note”). The key terms of the Manzo Note include: (i) a principal balance of $115,000, (ii) an interest rate of 12.0%, and (iii) principal balance to be paid upon the raising of additional necessary capital. During June 2016, Acquisition Sub #4 and Rose Manzo entered into a settlement agreement pursuant to which Acquisition Sub #4 paid Rose Manzo $100,000 plus accrued and unpaid interest to extinguish the note and recognized a gain on settlement of $15,000.

2016 Secured Notes

In January 2016, Acquisition Sub #5 entered into a secured promissory note with Ascentium Capital. In April 2016, Acquisition Sub #5 and separately, the Company, entered into secured promissory notes with Ascentium Capital. In July 2016, Acquisition Sub #3 entered into a secured promissory note with PACCAR Financial. In September 2016, Acquisition Sub #2 entered into a secured promissory note with PACCAR Financial. In November 2016, Acquisition Sub #5 and separately, Acquisition Sub #3 entered into secured promissory notes with MHC Financial Services, Inc. (collectively, the “2016 Secured Notes”). The key terms of the 2016 Secured Notes include: (i) an aggregate principal balance of $437,000, (ii) interest rates ranging from 5.8% to 9.0%, and (iii) terms of 4-5 years. The 2016 Secured Notes are collateralized by vehicles and equipment.

2016 Related Party Unsecured Notes

5% Notes Issuance

On December 27, 2016, the Company entered into a subscription agreement (the “5% Notes Subscription Agreement”) by and between the Company and various funds managed by Wynnefield Capital. Pursuant to the 5% Notes Subscription Agreement, the Company offered and issued $1,000,000 in principal amount of 5% Senior Unsecured Promissory Notes (the “5% Notes”). The Company received $1,000,000 in gross proceeds from the offering. The 5% Notes will mature on May 31, 2017 (the “5% Note Maturity Date”). The 5% Notes bear interest at a rate of 5% per annum due on the 5% Note Maturity Date or as otherwise specified by the 5% Notes. The 5% Notes contain standard events of default, including: (i) failure to repay the 5% Note when it is due at maturity; (ii) failure to pay any interest payment when due; (iii) failure to deliver financial statements on time; and (iv) other standard events of default. If the 5% Notes are not repaid at the 5% Note Maturity Date, then the default rate becomes 12% per annum and the balance of the 5% Notes outstanding must be paid in four equal installments during the succeeding four months. The Company repaid the 5% Notes on April 17, 2017.

8% Notes Issuance

On December 27, 2016, the Company entered into subscription agreements (the “8% Notes Subscription Agreements”) by and between the Company and certain accredited investors. Pursuant to the 8% Notes Subscription Agreements, the Company offered and issued: (i) $1,810,000 in principal amount of 8% Senior Unsecured Promissory Notes (the “8% Notes”); and (ii) warrants (the “Warrants”) to purchase up to 5,656,250 shares of common stock of the Company (the “Common Stock”). The Company received $1,810,000 in gross proceeds from the offering of which $1,760,000 was received in 2016 and $50,000 was accrued as an other current asset at December 31, 2016 and received in 2017. The 8% Notes will mature on December 27, 2017 (the “8% Note Maturity Date”). The 8% Notes bear interest at a rate of 8% per annum due on the 8% Note Maturity Date or as otherwise specified by the 8% Note. The 8% Notes contain standard events of default, including: (i) failure to repay the 8% Note when it is due at maturity; (ii) failure to pay any interest payment when due; (iii) failure to deliver financial statements on time; and (iv) other standard events of default. The Company also incurred $26,872 of issuance costs, which were recorded as a debt discount and will be amortized as interest expense through the 8% Note Maturity Date. The Warrants are exercisable for an aggregate of 5,656,250 shares of Common Stock, beginning on December 27, 2016, and will be exercisable for a period of three years. The exercise price with respect to the warrants is $0.08 per share. The exercise price and the amount of shares of common stock issuable upon exercise of the warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other similar issuances.

The Company allocated the proceeds received to the 8% Notes and the warrants on a relative fair value basis at the time of issuance. The total debt discount will be amortized over the life of the 8% Notes to interest expense. Amortization expense during the year ended December 31, 2016 was insignificant.

We estimated the fair value of the warrants on the issue date using a Black-Scholes pricing model with the following assumptions:

Warrants
Expected term	3 years
Volatility	110.09%
Risk Free Rate	1.58%

The proceeds of the 8% Notes were allocated to the components as follows:

Proceeds allocated at issuance date
Notes	$1,485,128
Warrants	324,872
Total	$1,810,000

WEBA Seller Notes

In connection with the WEBA acquisition (see Note 10) the Company issued $2.65 million in 8% promissory notes (“Seller Notes”). The Seller Notes mature on December 27, 2021. The Seller Notes bear interest at a rate of 8% per annum payable on a quarterly basis in arrears. The Seller Notes contain standard default provisions, including: (i) failure to repay the Seller Note when it is due at maturity; (ii) failure to pay any interest payment when due; (iii) failure to deliver financial statements on time; and (iv) other standard events of default.